Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Other comprehensive income, net of tax
Change in fair value of derivatives, deferred tax expense (benefit)	$ (500,000)	$ (2,500,000)	$ (1,300,000)	$ 300,000	$ 1,000,000	$ 200,000	$ (4,400,000)	$ 1,500,000
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, deferred tax expense (benefit)	$ 300,000	$ 100,000	$ 37,000	$ 100,000	$ 100,000	$ 100,000	$ 400,000	$ 200,000